CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
OPERATING EXPENSES
Research and development, net of recoveries (Note 18)	$ 4,873,335	$ 5,726,366	$ 13,060,201
Financing costs	911,959	784,583	937,845
General and administration, net of recoveries (Note 18)	5,928,671	5,140,921	5,644,118
Total operating expenses	(11,713,965)	(11,651,870)	(19,642,164)
Foreign exchange	1,417	(36,497)	79,543
Interest income	42,734
Loss of disposal of equipment (Note 5)	(83,692)
Gain on derivative liability (Note 8)	151,095	7,305,746	6,574,105
Net loss for the year before taxes	(11,602,411)	(4,382,621)	(12,988,516)
Income tax expense (Note 13)	(27,029)	(116,391)	(151,272)
Net loss for the year	(11,629,440)	(4,499,012)	(13,139,788)
OTHER COMPREHENSIVE LOSS
Cumulative translation adjustment			(337,763)
Comprehensive loss for the year	$ (11,629,440)	$ (4,499,012)	$ (13,477,551)
Basic and diluted loss per common share (in dollars per share)	$ (2.55)	$ (3.09)	$ (9.77)
Weighted average number of common shares outstanding - basic and diluted (in shares)	4,566,519	1,454,936	1,345,192